UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 02/29/2012

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$861,923
Arizona — 3.2%
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,886,900
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,693,065
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,255,440
Phoenix-Mesa Gateway Airport Authority, RB, Arizona Special Facility, Mesa Project, 5.00%, 7/01/24	400	436,588
Pima County IDA Arizona, RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,604,925
Pinal County Arizona, Refunding RB, Electrical District No. 3, Electric System, 4.00%, 7/01/23	1,620	1,694,520
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,179,140
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	541,775
University Medical Center Corp., RB, 5.00%, 7/01/21	2,740	3,008,767
		15,301,120
Arkansas — 0.2%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	872,496
California — 10.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	375	370,676
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,258,400
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21 (b)	4,795	4,461,364
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,162,188
Series I, 4.60%, 8/01/21	1,655	1,633,783
Series K, 4.55%, 8/01/21	1,000	983,420
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,905	1,873,415
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (FGIC):
Series A, 4.75%, 12/01/23	4,105	4,359,921

Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (FGIC) (concluded):
Series C, 4.75%, 12/01/23	$1,000	$1,062,100
City of San Jose California, ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	4,005,844
5.00%, 3/01/25	1,260	1,366,092
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,170,250
Imperial Irrigation District Water System, Refunding RB:
4.00%, 7/01/24	1,645	1,840,607
4.00%, 7/01/25	1,715	1,891,199
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,402,371
Palomar Community College District, GO, CAB, Election of 2006, Series B, 5.32%, 8/01/23 (c)	3,950	2,534,399
San Francisco California City and County Airports Commission, Refunding RB, Series A (AMT), 5.00%, 5/01/24 (d)	2,005	2,286,983
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,658,864
		49,321,876
Colorado — 0.8%
Adams 12 Five Star Schools, GO, Refunding, 5.00%, 12/15/24	1,860	2,272,901
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	1,690	1,802,977
		4,075,878
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB:
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	633,744
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	600,382
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	258,343
		1,492,469
Florida — 3.3%
Broward County School Board Florida, COP (AGM):
Series A, 5.00%, 7/01/24	4,000	4,475,960
Series C, 5.25%, 7/01/17	3,410	3,688,802
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,776,194

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	$2,000	$2,499,780
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (e)(f)	160	112,067
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17 (e)(f)	2,765	1,191,715
		15,744,518
Georgia — 0.5%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,000
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,522,106
		2,572,106
Guam — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	628,265
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	699,953
		1,328,218
Idaho — 1.2%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,720,950
Illinois — 4.9%
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	240	240,125
City of Chicago Illinois O’Hare International Airport, Refunding RB, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,397,650
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	360	355,543
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, GO, CAB (AGM), 4.20%, 1/01/24 (c)	9,995	6,312,242
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.70%, 6/15/17 (b)	3,000	2,645,760
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	5,183,010

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB (concluded):
6.25%, 6/01/24	$3,000	$3,344,730
		23,479,060
Indiana — 2.6%
City of Whiting Indiana, RB, BP Products North America, Inc., 5.25%, 1/01/21	3,200	3,922,336
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,227,140
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,115,050
Indianapolis Local Public Improvement Bond Bank, Series K, 5.00%, 6/01/24	3,000	3,366,360
		12,630,886
Iowa — 0.7%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	705,522
5.00%, 4/01/21	625	737,013
5.25%, 4/01/22	660	782,720
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,110,300
		3,335,555
Kansas — 1.2%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	840,292
5.00%, 3/01/24	650	721,630
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	580,310
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,115,330
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,455,751
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,111,200
		5,824,513
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,554,474
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,327,680
		4,882,154

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.2%
Louisiana Citizens Property Insurance Corp. Assessment, Refunding RB (d):
5.00%, 6/01/24	$2,000	$2,247,900
(AGM), 5.00%, 6/01/24	5,250	6,028,785
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	1,000	1,065,910
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring, GARB (AGC), 6.00%, 1/01/23	250	298,437
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,055,310
		10,696,342
Maryland — 0.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	266,550
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,038,390
		1,304,940
Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	900	1,109,124
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,460,675
5.50%, 1/01/15	4,000	3,900,160
		7,469,959
Michigan — 5.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,697,950
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,134,370
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,885,376
McLaren Health Care, 5.25%, 5/15/16	1,000	1,131,810
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,128,560
Wayne County Airport Authority, Refunding RB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	12,115,399
		25,093,465

Municipal Bonds	Par (000)	Value
Minnesota — 1.9%
Minnesota Higher Education Facilities Authority, RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	$1,545	$1,749,929
Minnesota Tobacco Securitization Authority, RB, Tobacco Settlement, Series B:
5.00%, 3/01/22	2,000	2,269,300
5.25%, 3/01/23	1,300	1,488,760
5.25%, 3/01/24	3,000	3,403,350
		8,911,339
Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	1,003,480
Missouri — 1.1%
Missouri State Health & Educational Facilities Authority, RB:
Senior Living Facilities, Lutheran Services, 5.00%, 2/01/24	3,000	3,148,920
SSM Health Care, Series B, 4.25%, 6/01/25	1,850	2,002,440
		5,151,360
Montana — 0.3%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,289,543
Nebraska — 0.4%
City of Omaha, RB, Series A, 3.50%, 12/01/24	1,750	1,881,670
Nevada — 0.4%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,917,617
New Jersey — 8.2%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,125,831
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,711,290
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,278,360
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,081,450
New Jersey Educational Facilities Authority, RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,386,244

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, RB (concluded):
Princeton University, Series B, 4.00%, 7/01/28	$2,000	$2,236,060
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,434,900
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp.:
4.25%, 7/01/20	165	182,678
4.50%, 7/01/21	395	442,420
4.63%, 7/01/22	190	212,597
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 4.50%, 7/01/22	3,450	3,509,064
Barnabas Health, Series A, 4.63%, 7/01/23	4,500	4,554,225
CAB, St. Barnabas, Series B, 6.53%, 7/01/23 (c)	2,720	1,513,054
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,077,880
Holy Name Medical Center, 4.25%, 7/01/18	780	815,677
Meridian Health System Obligated Group Issue, 5.00%, 7/01/21	2,000	2,313,900
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,194,380
4.75%, 12/01/21	600	662,358
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.63%, 12/15/24 (c)	3,850	2,288,286
Series A, 5.50%, 12/15/23	1,350	1,711,273
Series A, 5.25%, 6/15/24	800	951,240
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,514,027
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,270,830
		39,468,024
New York — 13.8%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,265,260
Series E, 5.00%, 8/01/27	1,000	1,155,410
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,461,960
Sub-Series I-1, 5.13%, 4/01/25	845	990,239

Municipal Bonds	Par (000)	Value
New York (continued)
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	$535	$618,744
5.00%, 7/01/22	510	583,323
5.25%, 7/01/25	895	1,014,303
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	2,033,780
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	441,739
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,168,730
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,217,047
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,445,256
Transportation, Series A, 4.00%, 11/15/23	700	771,911
Transportation, Series A, 5.00%, 11/15/25	500	569,380
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,761,525
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (g)	1,500	1,615,200
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	1,007,794
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	805	821,631
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	193,083
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	649,106
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	472,250
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,526,405
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	4,104,998
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	582,400
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	623,645
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,900,812

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	4

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB (concluded):
NYU Hospital Center, Series A, 5.13%, 7/01/23	$1,665	$1,828,187
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,085,867
Yeshiva University, Series A, 4.00%, 11/01/25	2,750	2,887,940
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	801,262
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	819,937
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,145,100
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,280,927
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,091,400
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,701,878
Port Authority of New York & New Jersey, RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,254,760
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,582,560
Special Project, JFK International Air Terminal, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,079,900
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,303,464
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,011,330
Westchester County New York Health Care Corp., RB, Senior Lien, Series A:
5.00%, 11/01/23	5,685	6,309,327
5.00%, 11/01/24	2,730	3,015,067
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,146,190
		66,341,027
North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	532,076
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	205,602

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A (concluded):
4.30%, 1/01/18	$555	$569,386
4.50%, 1/01/19	520	532,896
4.75%, 1/01/21	270	275,835
5.00%, 1/01/22	290	300,051
		2,415,846
Oregon — 1.5%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (h)	5,000	6,022,450
Oregon State Housing & Community Services Department, MRB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	1,370	1,420,306
		7,442,756
Pennsylvania — 4.0%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	2,000	2,230,660
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	8,788,350
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,268,646
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,907,008
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,894,636
		19,089,300
Puerto Rico — 4.3%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 4.21%, 7/01/17 (c)	3,000	2,520,330
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,657,665
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,401,470
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,825,092
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,410,640
Puerto Rico Highway & Transportation Authority, Refunding RB, 4.95%, 7/01/26	385	414,090

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	$3,000	$3,366,780
Puerto Rico Sales Tax Financing Corp., RB, CAB, First Sub-Series A-1 (c):
5.06%, 8/01/23	3,490	2,199,503
5.04%, 8/01/24	4,970	2,953,770
		20,749,340
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	559,930
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, AMT:
Series 55-B, 4.55%, 10/01/22	500	511,200
Series 57-B, 5.15%, 4/01/22	1,000	1,033,590
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	1,054,613
		3,159,333
South Carolina — 1.6%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	2,000	2,123,060
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,236,968
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	255,576
5.25%, 8/01/23	200	229,454
5.50%, 8/01/24	600	696,216
5.50%, 8/01/25	305	350,976
		7,892,250
South Dakota — 0.8%
South Dakota Health & Educational Facilities, RB, Regional Health, 4.25%, 9/01/24	3,500	3,683,750
Tennessee — 1.5%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,670,226
5.00%, 10/01/22	1,620	1,846,298
Memphis Center City Finance Corp., RB, Pyramid & Pinch District, 4.00%, 11/01/25	1,500	1,621,530
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	1,005,646

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A (concluded):
5.25%, 11/01/27	$750	$835,740
		6,979,440
Texas — 4.2%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,996,098
City of Houston Texas, Refunding RB:
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	3,935,785
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	1,993,720
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,486,274
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,147,853
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,088,510
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,098,340
Red River Health Facilities Development Corp., MRB, Eden Home Project, 5.63%, 12/15/22	2,570	2,574,909
		20,321,489
Utah — 0.6%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,079,560
Virginia — 1.3%
City of Roanoke EDA, RB, Carilion Clinic Obligated Group, 3.00%, 7/01/23	2,250	2,219,017
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,767,729
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,091	2,213,198
		6,199,944
West Virginia — 1.5%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,087,660
5.50%, 9/01/25	2,000	2,074,080

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	6

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia (concluded)
West Virginia University, RB, University Projects, Series B:
5.00%, 10/01/21	$1,000	$1,241,540
5.00%, 10/01/22	2,500	3,048,500
		7,451,780
Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, Series A, 3.50%, 7/15/24	10,000	9,825,900
Total Municipal Bonds – 90.7%		436,263,176

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York — 4.9%
City of New York New York, GO:
Series E, 5.00%, 8/01/24	5,010	5,887,702
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,184,400
Port Authority of New York & New Jersey, 169th Series, 5.00%, 10/15/21	12,170	14,646,717
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,048,846
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 4.9%		23,767,665
Total Long-Term Investments
(Cost – $428,562,777) – 95.6%		460,030,841

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	36,291,798	36,291,798
Total Short-Term Securities (Cost – $36,291,798) – 7.5%		36,291,798
Total Investments (Cost - $464,854,575*) – 103.1%		496,322,639
Liabilities in Excess of Other Assets – (0.8)%		(3,803,558)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (2.3)%		(11,260,891)
Net Assets – 100.0%		$481,258,190

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$453,424,521
Gross unrealized appreciation	$33,678,825
Gross unrealized depreciation	(2,036,992)

Net unrealized appreciation	$31,641,833

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Raymond James	$8,276,685	$76,705
Merrill Lynch Pierce Fenner	$2,286,983	$16,922

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Represents the current yield as of report date.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	8,288,269	28,003,529	36,291,798	$2,056

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	7

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$460,030,841	—	$460,030,841
Short-Term Securities	$36,291,798	—	—	36,291,798
Total	$36,291,798	$460,030,841	—	$496,322,639

1See above Schedule of Investments for values in each state or political subdivision

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 24, 2012